Supplemental information on oil and gas activities (Schedule of Results of Operations for Oil and Gas Producing Activities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Revenue	$ 653,661	$ 751,161	$ 1,040,125
Production costs, excluding depreciation
Operating costs	(147,087)	(142,782)	(99,563)
Royalties and economic rights in cash	(10,673)	(84,877)	(252,287)
Total production costs	(157,760)	(227,659)	(351,850)
Exploration expenses	(24,945)	(38,331)	(34,087)
Accretion expense	(1,751)	(2,794)	(2,641)
Impairment loss for non-financial assets		(13,332)
Depreciation, depletion and amortization	(122,209)	(108,265)	(88,964)
Results of operations before income tax	346,996	360,780	562,583
Income tax expense	(156,728)	(168,833)	(196,744)
Results of oil and gas operations	190,268	191,947	365,839
Colombia [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Revenue	619,762	702,401	978,423
Production costs, excluding depreciation
Operating costs	(133,197)	(121,012)	(78,323)
Royalties and economic rights in cash	(10,437)	(83,233)	(249,303)
Total production costs	(143,634)	(204,245)	(327,626)
Exploration expenses	(13,984)	(36,395)	(28,424)
Accretion expense	(987)	(669)	(621)
Depreciation, depletion and amortization	(113,820)	(92,735)	(72,386)
Results of operations before income tax	347,337	368,357	549,366
Income tax expense	(156,302)	(165,761)	(192,278)
Results of oil and gas operations	191,035	202,596	357,088
Ecuador
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Revenue	30,567	19,097	10,671
Production costs, excluding depreciation
Operating costs	(9,549)	(10,242)	(3,220)
Royalties and economic rights in cash	0
Total production costs	(9,549)	(10,242)	(3,220)
Exploration expenses	(7,880)	(309)	(4,768)
Accretion expense	(128)	(87)	0
Impairment loss for non-financial assets	0
Depreciation, depletion and amortization	(8,162)	(6,205)	(2,315)
Results of operations before income tax	4,848	2,254	368
Income tax expense	(1,212)	(564)	(92)
Results of oil and gas operations	3,636	1,690	276
Brazil [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Revenue	2,934	14,019	19,873
Production costs, excluding depreciation
Operating costs	(3,916)	(3,850)	(3,753)
Royalties and economic rights in cash	(224)	(1,096)	(1,546)
Total production costs	(4,140)	(4,946)	(5,299)
Exploration expenses	(242)	(90)
Accretion expense	(636)	(560)	(504)
Depreciation, depletion and amortization	(227)	(1,047)	(1,509)
Results of operations before income tax	(2,311)	7,376	12,561
Income tax expense	786	(2,508)	(4,271)
Results of oil and gas operations	(1,525)	4,868	8,290
Chile [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Revenue	398	15,644	29,196
Production costs, excluding depreciation
Operating costs	(425)	(7,678)	(12,961)
Royalties and economic rights in cash	(12)	(548)	(1,165)
Total production costs	(437)	(8,226)	(14,126)
Exploration expenses		(56)	(116)
Accretion expense		(1,478)	(1,516)
Impairment loss for non-financial assets		(13,332)
Depreciation, depletion and amortization	0	(8,278)	(12,754)
Results of operations before income tax	(39)	(15,726)	684
Income tax expense	0		(103)
Results of oil and gas operations	(39)	(15,726)	581
Argentina [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Revenue		0	1,962
Production costs, excluding depreciation
Operating costs		0	(1,306)
Royalties and economic rights in cash		0	(273)
Total production costs	0	0	(1,579)
Exploration expenses	(2,839)	(1,481)	(779)
Accretion expense		0	0
Impairment loss for non-financial assets		0
Depreciation, depletion and amortization	0	0
Results of operations before income tax	(2,839)	(1,481)	(396)
Income tax expense	0	0
Results of oil and gas operations	$ (2,839)	$ (1,481)	$ (396)